INVESTMENT IN PUBLIC COMPANY	6 Months Ended
Sep. 30, 2023
Investment In Public Company
INVESTMENT IN PUBLIC COMPANY

NOTE 7. INVESTMENT IN PUBLIC COMPANY

The following is a discussion of the Company’s investment in Intensity Therapeutics, Inc. (“Intensity”) as of September 30, 2023 and March 31, 2023.

Intensity Therapeutics, Inc.

In connection with the SalvaRx Acquisition in fiscal 2019, the Company acquired a $4.5 million interest in Intensity, a private clinical stage biotechnology company, of 1.0 million shares, which represented a 7.5% equity interest in Intensity. The investment was recorded at fair value (which approximates cost) at the Acquisition Date. The investment in Intensity has been irrevocably designated as a financial asset recorded at fair value with gains and losses recorded through OCI. Upon Intensity’s initial public offering (“IPO”) discussed below, effective September 30, 2023, the fair value of the asset is determined by quoted market price.

On July 11, 2019, the Company entered into an agreement with Fast Forward Innovations Limited (“Fast Forward”) to purchase Intensity Holdings Limited (“IHL”), a wholly-owned subsidiary of Fast Forward. The Company paid $1.3 million for IHL through the issuance of 129,806 ordinary shares of the Company. The sole asset of IHL consists of 288,458 shares of Intensity. This transaction increased the Company’s ownership of Intensity to 1,288,458 shares.

On October 28, 2021, Intensity filed a Form S-1 Registration Statement with the SEC to register shares for an IPO, which was declared effective by the SEC, but subsequently withdrawn prior to closing.

In October and November of 2022, Intensity filed amendments to its Form S-1 Registration Statement, which reflected a proposed offering price in the range of $4.00 - $5.00 per share, which is less than the Company’s carrying value, which was an external indication of impairment. Accordingly, the Company performed an IAS 36, “Impairment of Assets,” fair value analysis and determined a fair value of $3.363 million, which was $4.046 million less than the then carrying value at December 31, 2022. Intensity continued to seek a successful IPO during the fourth quarter of fiscal year ended March 31, 2023. At March 31, 2023, the Company undertook an IAS 36 fair value analysis based on the continued existence of external indications of impairment. The analysis included evaluating the likelihood of a successful IPO and the timing of such an event, as well as the then lack of marketability of the shares and the continued uncertainty surrounding an IPO, or any type of financing.

In April 2023, Intensity completed a 1:2 reverse stock split, which reduced the Company’s holdings to 644,229 shares. As the offering was priced at $4.00 to $5.00 per share, the Company determined the fair value of its interest to be $2.087 million. In total, the Company recorded an unrealized loss of $5.322 million with respect to Intensity for the fiscal year ended March 31, 2023, which was recognized through OCI, reducing the Company’s carrying value in Intensity to $2.087 million as of March 31, 2023.

On July 5, 2023, Intensity completed an IPO of its common stock selling 3,900,000 shares at a price of $5.00 per share generating net proceeds of approximately $16.2 million. In connection with the offering, Intensity’s common stock began trading on Nasdaq on June 30, 2023, under the ticker symbol “INTS.” The Company received an additional 2,659 shares in connection with the offering pursuant to certain anti-dilution rights. Intensity sold its overallotment shares totaling 585,000 shares, which closed on July 7, 2023. The Company recorded unrealized loss of $1.287 million and unrealized gain of $0.481 million through OCI in the three and six months ended September 30, 2023, respectively, to reflect the difference between the market value of the Company’s ownership interest and its then carrying value, increasing the Company’s carrying value in Intensity to $2.568 million as of September 30, 2023. There was no unrealized gain or loss with respect to the Company’s investment in Intensity during the three and six months ended September 30, 2022. The Company owned approximately 4.7% of the issued and outstanding shares of Intensity as of September 30, 2023.